Note 10 - Loss Per Common Share	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
10.	Loss Per Common Share:

All shares issued (including non-vested shares issued under the Company’s stock incentive plans) are the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not
have a contractual obligation to share in the losses.

The components of the calculation of basic and diluted earnings per share for the periods ended
June 30, 2017
and
2018
are as follows:

	Six months ended June 30,
	2017	2018
Income:
Net loss attributable to common shareholders	(5,847)	(6, 624)

Earnings per share:
Weighted average common shares outstanding, basic and diluted	561	15,620,543

Loss per share, basic and diluted	(10,422.45)	(0.42)

For the periods ended
June 30, 2017
and
2018
no
dilutive shares were included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented.